Other revenues and expenses - Schedule of Cost of Revenue, Operating Expenses, and Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Expense By Nature [Line Items]
Wages and benefits	$ 44,125	$ 36,932		$ 28,728
Share-based payment expenses	5,135	2,985		1,797
Foreign exchange (gains) losses related to hedges of euro	(938)	2,638	[1]	(68)	[1]
Wages and salaries	29,422	25,485		19,953
Social security costs and other payroll taxes	9,386	8,222		6,748
Other benefits	167	146		161
Pension costs	15	94		69
Expense for defined contributions plans	1,434	1,318		1,254
Included in cost of revenue:
Expense By Nature [Line Items]
Cost of components	18,365	23,376		14,039
Depreciation and impairment	517	573		959
Amortization of intangible assets	162	159		159
Wages and benefits	2,306	1,993		1,780
Share-based payment expenses	58	42		10
Assembly services, royalties and other	2,282	1,323		1,538
Included in operating expenses (between gross profit and operating result):
Expense By Nature [Line Items]
Depreciation and impairment	2,837	3,179		3,167
Amortization of intangible assets	7,037	5,859		4,120
Wages and benefits	36,684	31,954		25,096
Share-based payment expenses	5,077	2,943		1,787
Foreign exchange (gains) losses related to hedges of euro	(73)	106		71
Other, net	$ (6,054)	$ 4,150		$ 6,140

[1]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2